INTEREST IN ASSOCIATES - SUMMARIZED FINANCIAL INFORMATION (Details) - CNY (¥) ¥ in Millions	Dec. 31, 2017	Dec. 31, 2016
INTEREST IN ASSOCIATES
Current assets	¥ 529,049	¥ 412,261
Non-current assets	1,066,455	1,086,348
Current liabilities	(579,446)	(485,543)
Non-current liabilities	(163,168)	(181,831)
Net assets attributable to owners of Company	726,120	710,994
Net assets attributable to non-controlling interests	126,770	120,241
Sinopec Sichuan to East China Gas Pipeline Co., Ltd. ("Pipeline Ltd") [member]
INTEREST IN ASSOCIATES
Current assets	11,317	11,835
Non-current assets	40,972	42,124
Current liabilities	(933)	(5,009)
Non-current liabilities	(3,176)	(3,350)
Net assets	48,180	45,600
Net assets attributable to owners of Company	48,180	45,600
Share of net assets from associates	24,090	22,800
Carrying amounts	24,090	22,800
Sinopec Finance Company Limited ("Sinopec Finance") [member]
INTEREST IN ASSOCIATES
Current assets	161,187	149,457
Non-current assets	17,782	16,478
Current liabilities	(154,212)	(142,386)
Non-current liabilities	(6)	(88)
Net assets	24,751	23,461
Net assets attributable to owners of Company	24,751	23,461
Share of net assets from associates	12,128	11,496
Carrying amounts	12,128	11,496
SIBUR
INTEREST IN ASSOCIATES
Current assets	20,719
Non-current assets	158,938
Current liabilities	(20,554)
Non-current liabilities	(61,771)
Net assets	97,332
Net assets attributable to owners of Company	96,761
Net assets attributable to non-controlling interests	571
Share of net assets from associates	9,676
Carrying amounts	9,676
Zhongtian Synergetic Energy Company Limited ("Zhongtian Synergetic Energy") [member]
INTEREST IN ASSOCIATES
Current assets	8,232	7,292
Non-current assets	51,553	50,301
Current liabilities	(10,668)	(8,078)
Non-current liabilities	(31,494)	(32,137)
Net assets	17,623	17,378
Net assets attributable to owners of Company	17,623	17,378
Share of net assets from associates	6,829	6,734
Carrying amounts	6,829	6,734
Caspian Investments Resources Ltd. ("CIR") [member]
INTEREST IN ASSOCIATES
Current assets	5,612	5,120
Non-current assets	1,673	3,842
Current liabilities	(908)	(928)
Non-current liabilities	(170)	(883)
Net assets	6,207	7,151
Net assets attributable to owners of Company	6,207	7,151
Share of net assets from associates	3,104	3,576
Carrying amounts	¥ 3,104	¥ 3,576